16. SUPPLY CHAIN FINANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 1,474,227	R$ 853,995
(-) Adjustment to present value	(21,590)	(11,958)
Supply chain finance	1,452,637	842,037
Domestic suppliers [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Suppliers	1,309,167	671,869
Foreign suppliers [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 165,060	R$ 182,126